LORD ABBETT     Investment Trust
                Core Fixed Income Series o Strategic Core Fixed Income Series



                                                              2000 Annual Report



                                     [LOGO]

                           Schedule of Investments
                           CORE FIXED INCOME SERIES November 30, 2000


                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
Long-Term Investments      120.24%
===================================================================================================================================
U.S. Government            Federal Home Loan Mortgage Corp.                          7.00%         7/15/2005     $  178   $ 183,368
Agency Debentures          Federal National Mortgage Association                    6.625%         9/15/2009      1,146   1,159,603
23.71%                     Federal National Mortgage Association                    6.625%        11/15/2030        223     225,279
                           Federal National Mortgage Association                     7.00%         7/15/2005        635     654,444
                                                                                                                        ============
                           Total                                                                                          2,222,694
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations  U.S. Treasury Bond(b)                                     5.25%         2/15/2029        263     246,810
5.44%                      U.S. Treasury Note Inflation Index                       3.875%         1/15/2009         29      29,786
                           U.S. Treasury Strip                                 Zero Coupon         8/15/2020        726     233,736
                                                                                                                        ============
                           Total                                                                                            510,332
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   due on an
Federal Home Loan          Federal Home Loan Mortgage Corp.                          6.00%   announced basis        200     189,625
Mortgage Corporation       Federal Home Loan Mortgage Corp.                          6.50%          4/1/2003         38      37,837
Pass-Through Securities                                                                           due on an
15.96%                     Federal Home Loan Mortgage Corp.                          7.50%   announced basis        633     637,355
                                                                                                  due on an
                           Federal Home Loan Mortgage Corp.                          8.00%   announced basis        620     631,619
                                                                                                                        ============
                           Total                                                                                          1,496,436
-----------------------------------------------------------------------------------------------------------------------------------
Federal National           Federal National Mortgage Association                     6.00%      2001 to 2029        243     235,779
Mortgage Association       Federal National Mortgage Association                     7.00%      2004 to 2030        161     159,836
Pass-Through Securities                                                                           due on an
14.16%                     Federal National Mortgage Association                     7.00%   announced basis        732     732,915
                                                                                                  due on an
                           Federal National Mortgage Association                     8.00%   announced basis        195     198,656
                                                                                                                        ============
                           Total                                                                                          1,327,186
-----------------------------------------------------------------------------------------------------------------------------------
Government National        Government National Mortgage Association                  7.00%        11/15/2030        170     169,017
Mortgage Association
Pass-Through Securities
1.81%
-----------------------------------------------------------------------------------------------------------------------------------
Agency Collateralized      Federal Home Loan Mortgage Corp. 192 PO             Zero Coupon          2/1/2028         52      35,890
Mortgage Obligations       Federal Home Loan Mortgage Corp. 204 PO             Zero Coupon         5/15/2029         55      36,277
4.18%                      Federal Home Loan Mortgage Corp. 1616 A                  5.125%         9/15/2006          4       3,969
                           Federal Home Loan Mortgage Corp. 1628 G                   5.85%         8/15/2019         44      43,676
                           Federal Home Loan Mortgage Corp. 1625 K                   6.00%         4/15/2008         22      21,880
                           Federal Home Loan Mortgage Corp. 1592 G                   6.00%         7/15/2019         43      42,878
                           Federal Home Loan Mortgage Corp. G93-32 PG                6.25%        11/25/2019         42      41,300
                           Federal Home Loan Mortgage Corp. 189345                   6.75%          7/1/2004         14      13,448
                           Federal National Mortgage Association 301 1 PO      Zero Coupon          4/1/2029         12       8,389
                           Federal National Mortgage Association 1993-167 G          6.00%         8/25/2019         17      17,158
                           Federal National Mortgage Association 1993-18 PH          6.50%         4/25/2006         11      11,232
                           Federal National Mortgage Association G94-1 F            7.075%         1/25/2024         31      31,576
                           Government National Mortgage Association 1997-8 DB        7.25%        10/16/2022         84      83,641
                                                                                                                        ============
                           Total                                                                                            391,314
-----------------------------------------------------------------------------------------------------------------------------------
Non-Agency Collateralized  Chase Mortgage Finance Corp. 1993-G A1                    7.00%         4/25/2001         24      24,391
Mortgage Obligations       Citicorp Mortgage Securities, Inc. 1996-1 A7              7.50%        12/25/2026         21      20,727
4.00%                      GE Capital Mortgage Services, Inc. 1994-7 A10             6.00%         2/25/2009         16      15,440
                           GE Capital Mortgage Services, Inc. 1995-10 B1             7.00%        10/25/2010         70      69,287
                           GE Capital Mortgage Services, Inc. 1998-13 A6             6.25%         8/25/2028         37      36,704
                           PNC Mortgage Securities Corp. 1997-2 A6                   7.50%         3/25/2027         34      33,996
                           Residential Funding Mortgage
                              Securities I 1993-S47 A8                               5.65%        12/25/2023         89      87,895





                          See Notes to Financial Statements.                                                                    3


                           Schedule of Investments (continued)
                           CORE FIXED INCOME SERIES November 30, 2000


                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
                           Residential Funding Mortgage
                              Securities I 1994-S8 A2                                6.00%         3/25/2009     $   52    $ 51,427
                           Securitized Asset Sales, Inc. 1994-5 A2                   7.00%         7/25/2024         35      35,001
                                                                                                                        ============
                           Total                                                                                            374,868
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities    Advanta Mortgage Loan Trust 1997-2 A2                     7.05%         5/25/2021         86      86,110
26.88%                     Americredit Auto Receivables 1999-B A3                    5.78%         5/12/2003        120     119,462
                           ANRC Auto Owner Trust 1999-A A2                           6.54%        11/15/2002         70      69,610
                           Case Equipment Loan Trust 1998-B A3                       5.81%         5/15/2003         79      78,564
                           Chevy Chase Auto Receivables Trust 1997-3 A               6.20%         3/20/2004         96      95,615
                           Chevy Chase Auto Receivables Trust 1997-4 A               6.25%         6/15/2004         65      64,976
                           Chevy Chase Auto Receivables Trust 1997-1 A               6.50%        10/15/2003         33      33,132
                           Contimortgage Home Equity Loan Trust 1998-1 A3            6.22%         1/15/2013         13      12,838
                           Copelco Capital Funding Corp. 1998-A A3                   5.78%         8/15/2001         71      70,807
                           Countrywide Funding Corp. 1994-5 A4                       6.50%         3/25/2009          2       2,117
                           Cps Auto Trust 1998-1 A                                   6.00%         8/15/2003         75      74,569
                           Cps Auto Trust 1996-3 A                                   6.30%         8/15/2002         46      45,437
                           Fingerhut Master Trust 1998-1 A                           6.07%         2/15/2005         48      47,912
                           First Plus Home Loan Trust 1998-3 A3                      6.27%         5/10/2013         35      35,393
                           First Plus Home Loan Trust 1997-1 A6                      6.95%        12/10/2015         49      48,834
                           Ford Credit Auto Owner Trust 1998-B A3                    5.85%        10/15/2001         86      86,133
                           Green Tree Home Equity Loan Trust 1998-C A3               6.18%         7/15/2029         87      87,014
                           Green Tree Financial Corp. 1995-5 A4                      6.60%         9/15/2026          0          99
                           Green Tree Financial Corp. 1996-9 A4                      6.76%         1/15/2028         53      53,196
                           Green Tree Financial Corp. 1996-2 A3                      6.90%         4/15/2027        100     100,142
                           Harley-Davidson Eaglemark
                             Motorcycle Trust 1998-1 A2                              5.94%         2/15/2004        160     159,277
                           Hyundai Auto Receivables Trust 1998-A A2                  6.05%         7/15/2004        100     100,072
                           IMC Home Equity Loan Trust 1997-5 A5                      6.61%         6/20/2013        128     127,161
                           IMC Home Equity Loan Trust 1997-5 A6                      6.83%         4/20/2015         80      79,771
                           Navistar Financial Corp. Owner Trust 1999-A A2            5.55%         2/15/2002         19      19,117
                           Navistar Financial Corp. Owner Trust 1996-B A3            6.33%         4/21/2003         54      53,922
                           Newcourt Equipment Trust 1998-1 A3                        5.24%        12/20/2002        120     119,751
                           Oakwood Mortgage Investors, Inc. 1995-B A2                6.45%         1/15/2021         55      54,880
                           Onyx Acceptance Auto Trust 1997-3 A                       6.35%         1/15/2004         39      39,465
                           Premier Auto Trust 1999-2 A3                              5.49%         2/10/2003         85      84,729
                           Premier Auto Trust 1998-2 A4                              5.82%         12/6/2002        125     124,541
                           Sears Credit Account Master Trust 1995-2 A                8.10%         6/15/2004          8       8,349
                           The Money Store Home Equity Trust 1994-C A4               7.80%        10/15/2021         26      26,286
                           TMS Auto Grantor Trust 1996-2 A3                          6.25%         6/20/2003         31      31,478
                           UCFC Home Equity Loan 1998-A A3                          6.255%         1/15/2018         33      32,726
                           Union Acceptance Corp. 1999-A A3                          5.57%          9/8/2003        120     119,599
                           Union Acceptance Corp. 1996-B A                           6.45%          7/9/2003        127     126,686
                                                                                                                        ============
                           Total                                                                                          2,519,770
-----------------------------------------------------------------------------------------------------------------------------------
Agency Commercial          Federal National Mortgage Association                     6.09%         12/1/2008        294     285,243
Mortgage-Backed Securities Federal National Mortgage Association                     6.25%         12/1/2003         26      25,322
11.19%                     Federal National Mortgage Association                    6.419%          6/1/2008        151     149,652
                           Federal National Mortgage Association                     6.47%          2/1/2008         78      77,329
                           Federal National Mortgage Association                     6.50%          8/1/2030        119     115,700
                           Federal National Mortgage Association                     6.75%         10/1/2003         26      26,273
                           Federal National Mortgage Association                    6.812%         10/1/2007        227     229,088





4                          See Notes to Financial Statements.


                           Schedule of Investments (continued)
                           CORE FIXED INCOME SERIES November 30, 2000

                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
                           Federal National Mortgage Association                     6.87%          4/1/2006     $   95   $  96,785
                           Federal National Mortgage Association                    7.235%         10/1/2003         43      43,789
                                                                                                                        ============
                           Total                                                                                          1,049,181
-----------------------------------------------------------------------------------------------------------------------------------
Non-Agency Commercial      Commercial Mortgage Asset Trust 1999-C2 A2               7.546%         1/17/2010         50      52,226
Mortgage-Backed Securities Credit Suisse First Boston Mortgage
4.12%                       Securities Corp. 1998-C2 A2                              6.30%        11/15/2008         90      87,057
                           DLJ Commercial Mortgage Corp. 1998-CF1 A1B                6.41%         2/15/2008         80      78,403
                           LB Commercial Conduit Mortgage Trust 1998-C4 A1B          6.21%        10/15/2008        175     168,431
                                                                                                                          ==========
                           Total                                                                                            386,117
-----------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Bonds      Abitibi-Consolidated, Inc.                                8.55%          8/1/2010         66      64,840
6.79%                      Calpine Corp.                                            7.875%          4/1/2008         50      48,803
                           Clear Channel Communications                              7.65%         9/15/2010         50      49,548
                           CSC Holdings, Inc.                                       8.125%         8/15/2009         53      52,841
                           Ford Motor Credit Co.                                    7.875%         6/15/2010         43      43,500
                           Fox Sports Networks LLC+                             0.00/9.75%    8/15/2002/2007         40      34,500
                           Gulf Canada Resources Ltd.                                8.35%          8/1/2006         50      51,125
                           Healthsouth Corp.                                        6.875%         6/15/2005         50      46,318
                           Lenfest Communications, Inc.                              8.25%         2/15/2008         50      51,050
                           Penney, J.C. Co., Inc.                                    7.60%          4/1/2007         62      35,641
                           Viacom, Inc.                                              7.70%         7/30/2010         88      89,587
                           WMX Technologies, Inc.                                    7.10%          8/1/2026         71      68,889
                                                                                                                          ==========
                           Total                                                                                            636,642
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds              Hyder Plc*                                                6.50%        12/15/2008     USD 96      82,626
2.00%                      State of Qatar*                                           9.75%         6/15/2030     USD 43      42,258
                           United Mexican States                                    9.875%          2/1/2010     USD 60      62,580
                                                                                                                          ==========
                           Total                                                                                            187,464

                           Total Long-Term Investments (Cost $11,113,463)                                                11,271,021
===================================================================================================================================
Short-Term Investment      4.52%
===================================================================================================================================
                           American Express Credit Corp. 6.50% due 12/1/2000
                           (Cost $424,000)                                                                          424     424,000
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Investments 124.76% (Cost $11,537,463)                                                 $11,695,021
===================================================================================================================================



                           Schedule of Investments
                           STRATEGIC CORE FIXED INCOME SERIES November 30, 2000


                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
Long-Term Investments      121.24%
===================================================================================================================================
U.S. Government Agency     Federal Home Loan Mortgage Corp.                          7.00%         7/15/2005     $   39 $    40,176
Debentures 19.35%          Federal National Mortgage Association                    6.625%         9/15/2009        232     234,753
                           Federal National Mortgage Association                    6.625%        11/15/2030         60      60,613
                           Federal National Mortgage Association                     7.00%         7/15/2005        124     127,797
                                                                                                                          ==========
                           Total                                                                                            463,339
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations  U.S. Treasury Bond(b)                                     5.25%         2/15/2029         75      70,382
5.47%                      U.S. Treasury Note Inflation Index                       3.875%         1/15/2009          7       7,446
                           U.S. Treasury Strip                                 Zero Coupon         8/15/2020        165      53,122
                                                                                                                          ==========
                           Total                                                                                            130,950
-----------------------------------------------------------------------------------------------------------------------------------




                           See Notes to Financial Statements.                                                                  5



                           Schedule of Investments (continued)
                           CORE FIXED INCOME SERIES November 30, 2000

                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
Federal Home Loan          Federal Home Loan Mortgage Corp.                          4.75%          9/1/2002      $   9  $    9,004
Mortgage Corporation       Federal Home Loan Mortgage Corp.                          5.50%         11/1/2001          2       2,163
Pass-Through Securities                                                                            due on an
14.57%                     Federal Home Loan Mortgage Corp.                          6.00%   announced basis         32      30,340
                                                                                                   due on an
                           Federal Home Loan Mortgage Corp.                          7.50%   announced basis        116     116,797
                           Federal Home Loan Mortgage Corp.                          8.00%         12/1/2001          7       7,349
                                                                                                   due on an
                           Federal Home Loan Mortgage Corp.                          8.00%   announced basis        180     183,372
                                                                                                                          ==========
                           Total                                                                                            349,025
-----------------------------------------------------------------------------------------------------------------------------------
Federal National           Federal National Mortgage Association                     6.00%      2001 to 2029        117     113,730
Mortgage Association                                                                               due on an
Pass-Through Securities    Federal National Mortgage Association                     7.00%   announced basis        187     187,233
16.27%                     Federal National Mortgage Association                     8.00%              2002         31      30,446
                                                                                                   due on an
                           Federal National Mortgage Association                     8.00%   announced basis         20      20,375
                           Federal National Mortgage Association                     8.50%      2002 to 2003         31      31,243
                           Federal National Mortgage Association                     9.00%         11/1/2002          7       6,653
                                                                                                                          ==========
                           Total                                                                                            389,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   due on an
Government National        Government National Mortgage Association                  7.00%   announced basis        119     118,292
Mortgage Association       Government National Mortgage Association                 12.00%         8/15/2013          0         391
Pass-Through Securities                                                                                                   ==========
4.95%                      Total                                                                                            118,683
-----------------------------------------------------------------------------------------------------------------------------------
Agency Collateralized      Federal Home Loan Mortgage Corp. 192 PO             Zero Coupon          2/1/2028         15      10,403
Mortgage Obligations       Federal Home Loan Mortgage Corp. 204 PO             Zero Coupon         5/15/2029         14       9,069
12.38%                     Federal Home Loan Mortgage Corp. 1616 A                  5.125%         9/15/2006          2       2,193
                           Federal Home Loan Mortgage Corp. 1353 B                   5.50%         6/15/2006          6       5,568
                           Federal Home Loan Mortgage Corp. 1587 GA                  5.60%         1/15/2008         25      24,750
                           Federal Home Loan Mortgage Corp. 1606 G                   5.75%         1/15/2008          5       4,952
                           Federal Home Loan Mortgage Corp. 1614 H                   6.00%         6/15/2020          8       7,952
                           Federal Home Loan Mortgage Corp. 1385 HB                  6.50%        11/15/2001          6       5,819
                           Federal Home Loan Mortgage Corp. 1177 I                   6.95%         1/15/2021         11      10,880
                           Federal Home Loan Mortgage Corp. 1721 E                   7.00%         7/15/2020          2       2,251
                           Federal Home Loan Mortgage Corp. 1905 B                   7.00%        12/15/2022          2       1,642
                           Federal Home Loan Mortgage Corp. 1383 DB                  7.50%        11/15/2020          4       4,094
                           Federal Home Loan Mortgage Corp. 1289 PL                  7.50%         2/15/2021          2       1,826
                           Federal Home Loan Mortgage Corp. 1856 B                   7.50%         3/15/2023          9       8,493
                           Federal Home Loan Mortgage Corp. 1336 H                   7.75%         1/15/2021          3       2,582
                           Federal National Mortgage Association 301 1 PO      Zero Coupon          4/1/2029          6       4,195
                           Federal National Mortgage Association 1993-69 K           6.00%         3/25/2002          4       4,261
                           Federal National Mortgage Association 1993-50 C           6.00%         6/25/2002         25      24,805
                           Federal National Mortgage Association 1994-85 E           6.00%        11/25/2006         40      40,209
                           Federal National Mortgage Association G93-27 AE           6.00%        11/25/2019          6       5,814
                           Federal National Mortgage Association 1993-155 G          6.25%         8/25/2019          9       8,904
                           Federal National Mortgage Association 1993-56 PE          6.40%         7/25/2018         13      12,964
                           Federal National Mortgage Association 1993-18 PH          6.50%         4/25/2006         11      11,232
                           Federal National Mortgage Association 1993-135 PE         6.50%         2/25/2007         10      10,254
                           Federal National Mortgage Association 1993-139 KC         7.00%         5/25/2002         24      23,793
                           Federal National Mortgage Association 1992-153 L          7.00%        11/25/2005          4       4,124
                           Federal National Mortgage Association 1993-39 C           7.00%         1/25/2020          3       3,141





6                          See Notes to Financial Statements.





                           Schedule of Investments (continued)
                           CORE FIXED INCOME SERIES November 30, 2000

                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
                           Federal National Mortgage Association G 92-8 K            7.50%         3/25/2021      $   1   $     564
                           Federal National Mortgage Association                     7.50%         4/25/2021          2       2,124
                           Federal National Mortgage Association 1992-131 H          7.50%         6/25/2021          4       3,503
                           Federal National Mortgage Association 1992-122 PL         8.00%         3/25/2021          5       5,429
                           Government National Mortgage Association 1995-5 E         7.00%         5/20/2018          9       8,931
                           Government National Mortgage Association 1997-8 DB        7.25%        10/16/2022         14      13,648
                           Government National Mortgage Association 1995-6 C         7.35%         7/20/2021          6       6,176
                                                                                                                          ==========
                           Total                                                                                            296,545
-----------------------------------------------------------------------------------------------------------------------------------
Non-Agency Collateralized  GE Capital Mortgage Services, Inc. 1994-11 A1             6.50%         3/25/2024          2       1,516
Mortgage Obligations       GE Capital Mortgage Services, Inc. 1997-3 A11             7.50%         4/25/2027          0         106
2.24%                      GE Capital Mortgage Services, Inc. 1996-15 A12            7.75%        10/25/2026          2       1,746
                           Prudential Home Mortgage Securities 1993-40 A5            6.50%        10/25/2023          9       8,674
                           Residential Funding Mortgage
                             Securities I 1993-S47 A8                                5.65%        12/25/2023         29      28,735
                           Residential Funding Mortgage
                             Securities I 1994-S8 A2                                 6.00%         3/25/2009         13      12,857
                                                                                                                          ==========
                           Total                                                                                             53,634
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities    Aames Mortgage Trust 1998-B A3F                          6.335%         8/15/2024         10       9,940
15.61%                     Advanta Mortgage Loan Trust 1997-2 A2                     7.05%         5/25/2021         44      43,595
                           Chevy Chase Auto Receivables Trust 1996-2 A               5.90%         7/15/2003         39      39,365
                           Chevy Chase Auto Receivables Trust 1997-4 A               6.25%         6/15/2004         28      27,847
                           Chevy Chase Auto Receivables Trust 1997-1 A               6.50%        10/15/2003          3       3,411
                           Cit RV Trust 1996-A                                       5.40%        12/15/2011         19      18,690
                           Copelco Capital Funding Corp. 1996-A A                    6.34%         7/20/2004          8       7,924
                           Copelco Capital Funding Corp.                             6.61%        12/18/2002         25      25,021
                           Crown Home Equity Loan Trust 1996-1 A3                    6.81%         6/25/2011          8       7,667
                           Ford Credit Auto Owner Trust 1999-B A3                    5.47%         9/15/2001          2       1,608
                           Green Tree Financial 1996-9 A4                            6.76%         1/15/2028         15      15,199
                           Harley-Davidson Eaglemark
                             Motorcycle Trust 1998-1 A2                              5.94%         2/15/2004         31      31,163
                           Honda Auto Lease Trust 1999-A A3                          6.10%         1/15/2002          9       8,516
                           IMC Home Equity Loan Trust 1997-5 A5                      6.61%         6/20/2013         21      20,534
                           IMC Home Equity Loan Trust 1997-5 A6                      6.83%         4/20/2015         20      19,943
                           Navistar Financial Corp. Owner Trust 1999-A A2            5.55%         2/15/2002         10       9,558
                           Navistar Financial Corp. Owner Trust 1996-B A3            6.33%         4/21/2003          7       6,582
                           Oakwood Mortgage Investors, Inc. 1995-B A2                6.45%         1/15/2021         10      10,210
                           Olympic Automobile Receivables Trust 1996-C A5            7.00%         3/15/2004         25      25,030
                           TMS Auto Grantor Trust 1996-2 A3                          6.25%         6/20/2003         10      10,493
                           The Money Store Home Equity Trust 1995-B A5              7.225%        12/15/2020         11      10,955
                           The Money Store Residential Trust 1998-I A3              6.215%         2/15/2011          4       4,135
                           UCFC Home Equity Loan 1998-A A3                          6.255%         1/15/2018         16      16,363
                                                                                                                          ==========
                           Total                                                                                            373,749
-----------------------------------------------------------------------------------------------------------------------------------
Agency Commercial          Federal National Mortgage Association                    6.045%          4/1/2009         21      20,032
Mortgage-Backed Securities Federal National Mortgage Association                     6.09%         12/1/2008         39      38,032
13.05%                     Federal National Mortgage Association                     6.20%          9/1/2008         15      14,316
                           Federal National Mortgage Association                     6.31%          6/1/2008         30      29,575
                           Federal National Mortgage Association                     6.50%          8/1/2030         12      11,666
                           Federal National Mortgage Association                     6.55%          9/1/2007         19      19,357
                           Federal National Mortgage Association                    6.812%         10/1/2007         39      38,994
                           Federal National Mortgage Association                     6.87%          4/1/2006         48      48,393
                           Federal National Mortgage Association                     7.04%          3/1/2007         24      24,710
                           Federal National Mortgage Association                    7.043%          7/1/2006         14      14,439




                           See Notes to Financial Statements.                                                               7


                           Schedule of Investments (continued)
                           CORE FIXED INCOME SERIES November 30, 2000

                                                                                                              Principal
                                                                                    Coupon          Maturity     Amount
                           Investments                                                Rate              Date      (000)       Value
===================================================================================================================================
                           Federal National Mortgage Association                    7.245%          9/1/2003     $   28 $    28,250
                           Federal National Mortgage Association                     7.28%         10/1/2006         24      24,897
                                                                                                                          ==========
                           Total                                                                                            312,661
-----------------------------------------------------------------------------------------------------------------------------------
Non-Agency Commercial      Commercial Mortgage Asset Trust 1999-C2 A2               7.546%         1/17/2010         10      10,445
Mortgage-Backed Securities Credit Suisse First Boston Mortgage
4.07%                       Securities Corp. 1998-C2 A2                              6.30%        11/15/2008         20      19,346
                           DLJ Commercial Mortgage Corp. 1998-CFI A1B                6.41%         2/15/2008         20      19,601
                           LB Commercial Conduit Mortgage Trust 1998-C4 A1B          6.21%        10/15/2008         50      48,123
                                                                                                                          ==========
                           Total                                                                                             97,515
-----------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Bonds      Abitibi-Consolidated, Inc.                                8.55%          8/1/2010         17      16,701
10.25%                     Ackerley Group International, Inc.                        9.00%         1/15/2009         10       9,000
                           Allied Waste North America, Inc. Series B                7.875%          1/1/2009         10       8,625
                           American Standard, Inc.                                   8.25%          6/1/2009         12      11,820
                           CSC Holdings, Inc.                                       8.125%         8/15/2009         13      12,961
                           Calpine Corp.                                            7.875%          4/1/2008         10       9,761
                           Century Communications Corp.                             8.375%        12/15/2007         10       7,350
                           Clear Channel Communications                              7.65%         9/15/2010         13      12,883
                           Ford Motor Credit Co.                                    7.875%         6/15/2010         11      11,128
                           Fox Sports Networks LLC+                             0.00/9.75%    8/15/2002/2007         10       8,625
                           Gulf Canada Resources Ltd.                                8.35%          8/1/2006         10      10,225
                           HS Resources, Inc.                                       9.875%         12/1/2003         10      10,050
                           Healthsouth Corp.*                                       10.75%         10/1/2008         10      10,270
                           Heritage Media Corp.                                      8.75%         2/15/2006         10       9,750
                           Huntsman ICI Chemicals LLC                              10.125%          7/1/2009         10       9,400
                           Iron Mountain, Inc.                                     10.125%         10/1/2006         10      10,175
                           NTL, Inc.                                                10.00%         2/15/2007         10       7,650
                           Oshkosh Truck Corp.                                       8.75%          3/1/2008         10       9,550
                           Penney, J.C. Co., Inc.                                    7.60%          4/1/2007         16       9,198
                           Sinclair Broadcast Group                                 10.00%         9/30/2005         10       9,425
                           Viacom, Inc.                                              7.70%         7/30/2010         22      22,397
                           WMX Technologies, Inc.                                    7.10%          8/1/2026         19      18,435
                                                                                                                          ==========
                           Total                                                                                            245,379
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds              Bulgaria(a)                                               7.75%         7/28/2011     USD 10       7,123
3.03%                      Hyder Plc*                                                6.50%        12/15/2008     USD 24      20,657
                           Republic of Brazil                                       14.50%        10/15/2009     USD 10      10,490
                           Republic of Turkey                                      12.375%         6/15/2009     USD 10       8,775
                           State of Qatar*                                           9.75%         6/15/2030     USD 10       9,828
                           United Mexican States                                     9.75%          4/6/2005     USD 10      10,449
                           United Mexican States                                    9.875%          2/1/2010     USD  5       5,215
                                                                                                                          ==========
                           Total                                                                                             72,537
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Long-Term Investments  (Cost $2,878,882)                                                 2,903,697
===================================================================================================================================
Short-Term Investment      4.01%
===================================================================================================================================
                           FC Discount Note 6.43% due 12/1/2000
                           (Cost $96,000)                                                                            96      96,000
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Investments 125.25% (Cost $2,974,882)                                                   $2,999,697
===================================================================================================================================
*Restricted security under Rule 144A.
+Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
(a) Variable rate security. The stated rate represents the rate at November 30, 2000.
(b) At November 30, 2000, all or a portion of this security was pledged to cover collateral requirements for futures.
PO-Principal only




8                           See Notes to Financial Statements.

Statements of Assets and Liabilities
November 30, 2000


                                                                                               Core Fixed          Strategic Core
                                                                                            Income Series     Fixed Income Series
ASSETS:
     Investments in securities, at cost                                                       $11,537,463               $2,974,882
----------------------------------------------------------------------------------------------------------------------------------
     Investments in securities, at value                                                      $11,695,021               $2,999,697
     Cash                                                                                          15,225                   40,447
     Receivables:
        Investment securities sold                                                              1,738,337                  376,045
        Interest                                                                                   88,948                   25,035
----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                              13,537,531                3,441,224
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
     Payables:
        Investment securities purchased                                                         4,160,312                1,045,390
        Trustees' fees                                                                                234                      192
     Payable for variation margin                                                                   2,328                      422
     Accrued expenses and other liabilities                                                           917                      240
----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                          4,163,791                1,046,244
===================================================================================================================================
 NET ASSETS                                                                                    $9,373,740               $2,394,980
===================================================================================================================================

COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                8,908,433                2,290,040
 Undistributed net investment income                                                              554,090                  140,796
 Accumulated net realized loss on investments and futures contracts                              (238,785)                 (59,471)
 Net unrealized appreciation on investments and futures contracts                                 150,002                   23,615
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                    $9,373,740               $2,394,980
===================================================================================================================================

 Net assets by class:
 Class A Shares                                                                                $2,814,078               $  160,736
 Class B Shares                                                                                $    1,161               $    1,158
 Class C Shares                                                                                $    1,161               $    1,158
 Class P Shares                                                                                $    1,161               $    1,157
 Class Y Shares                                                                                $6,556,179               $2,230,771

 Outstanding shares by class:
 Class A Shares                                                                                   257,945                   15,412
 Class B Shares                                                                                   106.447                  110.972
 Class C Shares                                                                                   106.447                  110.972
 Class P Shares                                                                                   106.447                  110.972
 Class Y Shares                                                                                   601,311                  213,956

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                                    $10.91                   $10.43
 Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)                $11.45                   $10.95
 Class B Shares-Net asset value                                                                    $10.91                   $10.44
 Class C Shares-Net asset value                                                                    $10.91                   $10.44
 Class P Shares-Net asset value                                                                    $10.91                   $10.43
 Class Y Shares-Net asset value                                                                    $10.90                   $10.43
===================================================================================================================================




See Notes to Financial Statements.                                                                                      9




Statements of Operations
For the Year Ended November 30, 2000


                                                                                               Core Fixed          Strategic Core
                                                                                            Income Series     Fixed Income Series
Investment Income:
 Interest+                                                                                       $605,447                 $152,676
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Management fee                                                                                    44,100                   10,982
 Shareholder servicing                                                                                522                      602
 Custody                                                                                            1,142                      370
 Reports to shareholders                                                                            2,050                      670
 Professional                                                                                      11,538                   12,508
 Trustees' fees                                                                                       414                      226
 Other                                                                                                546                    1,140
----------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                    60,312                   26,498
    Management fee waived                                                                         (44,100)                 (10,982)
    Expense reductions                                                                             (1,142)                    (370)
    Expenses assumed by Lord, Abbett &Co.                                                         (15,070)                 (15,146)
----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                           -                        -
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                            605,447                  152,676
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain on investments:
 Net realized loss on investments and futures contracts                                           (32,354)                    (874)
 Net change in unrealized appreciation/depreciation on investments and futures contracts          287,420                   62,060
===================================================================================================================================
 Net realized and unrealized gain on investments+                                                 255,066                   61,186
===================================================================================================================================
 Net Increase in Net Assets Resulting From Operations                                            $860,513                 $213,862
===================================================================================================================================

 +Includes amortization of premium. See Note 2.




10              See Notes to Financial Statements.



Statements of Changes in Net Assets
Year Ended November 30, 2000


                                                                                               Core Fixed          Strategic Core
 INCREASE IN NET ASSETS                                                                     Income Series      Fixed Income Series
Operations:
 Net investment income                                                                       $    605,447               $  152,676
 Net realized loss on investments and futures contracts                                           (32,354)                    (874)
 Net change in unrealized appreciation/depreciation on investments and futures contracts          287,420                   62,060
 Net increase in net assets resulting from operations                                             860,513                  213,862
===================================================================================================================================

Distributions to shareholders from:
 Net investment income-Class Y                                                                   (530,891)                (136,416)
===================================================================================================================================

Capital share transactions:
 Net proceeds from sales of shares                                                              2,877,276                  159,712
 Reinvestment of distributions                                                                    530,891                  136,416
 Cost of shares reacquired                                                                     (3,076,789)                 (81,217)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                             331,378                  214,911
===================================================================================================================================
 Net increase in net assets                                                                       661,000                  292,357
===================================================================================================================================


NET ASSETS:
 Beginning of year                                                                              8,712,740                2,102,623
----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                                  $ 9,373,740               $2,394,980
===================================================================================================================================
 Undistributed net investment income                                                          $   554,090               $  140,796
===================================================================================================================================



                See Notes to Financial Statements.                                                                      11



Statements of Changes in Net Assets
                                                                                               Core Fixed          Strategic Core
                                                                                            Income Series     Fixed Income Series

                                                                                               Year Ended                12/14/98*
 INCREASE IN NET ASSETS                                                                        11/30/1999            to 11/30/1999
Operations:
 Net investment income                                                                         $  524,334               $  129,447
 Net realized loss on investments and futures contracts                                          (201,653)                 (57,552)
 Net change in unrealized appreciation/depreciation on investments and futures contracts         (237,677)                 (44,401)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                              85,004                   27,494
===================================================================================================================================

Distributions to shareholders from:
 Net investment income-Class Y                                                                   (277,388)                       -
 Net realized gain-Class Y                                                                        (81,187)                       -
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                             (358,575)                       -
===================================================================================================================================

Capital share transactions:
 Net proceeds from sales of shares                                                              4,142,607                2,075,129
 Reinvestment of distributions                                                                    358,572                        -
 Cost of shares reacquired                                                                       (209,009)                       -
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                           4,292,170                2,075,129
===================================================================================================================================
 Net increase in net assets                                                                     4,018,599                2,102,623
===================================================================================================================================

NET ASSETS:
 Beginning of period                                                                            4,694,141                        -
 End of period                                                                                 $8,712,740               $2,102,623
===================================================================================================================================
 Undistributed net investment income                                                           $  509,663               $  129,447
===================================================================================================================================
 *Commencement of Investment Operations




12              See Notes to Financial Statements.

  FINANCIAL HIGHLIGHTS

  CORE FIXED INCOME SERIES

                                                                                     Class A Shares            Class B Shares
                                                                                     --------------            --------------
                                                                                      8/31/2000(c)              8/31/2000(c)
                                                                                         to                        to
                                                                                      11/30/2000                11/30/2000

  Per Share Operating Performance:

  Net asset value, beginning of period                                                    $10.55                  $10.55
                                                                                          ======                  ======
  Investment operations
     Net investment income                                                                   .18(d)(f)               .18(d)(f)
     Net realized and unrealized gain on investments and futures contracts                   .18(f)                  .18(f)
                                                                                          ------                  ------

       Total from investment operations                                                      .36                     .36
                                                                                          ------                  ------

  Net asset value, end of period                                                          $10.91                  $10.91
                                                                                          ======                  ======

  Total Return(a)                                                                           3.41%(b)                3.41%(b)
  Ratios to Average Net Assets
     Expenses, including waiver and expense reductions                                       .00%(b)                 .00%(b)
     Expenses, excluding waiver and expense reductions                                       .16%(b)                 .16%(b)
     Net investment income                                                                  1.67%(b)(f)             1.67%(b)(f)



                                                                                      Class C Shares           Class P Shares
                                                                                      --------------           --------------
                                                                                        8/31/2000(c)            8/31/2000(c)
                                                                                             to                      to
                                                                                        11/30/2000              11/30/2000

  Per Share Operating Performance:
  Net asset value, beginning of period                                                    $10.55                  $10.55
                                                                                          ======                  ======

  Investment operations
     Net investment income                                                                   .18(d)(f)               .18(d)(f)
     Net realized and unrealized gain on investments and futures contracts                   .18(f)                  .18(f)
                                                                                          ------                  ------

       Total from investment operations                                                      .36                     .36
                                                                                          ------                  ------

  Net asset value, end of period                                                          $10.91                  $10.91
                                                                                          ======                  ======

  Total Return(a)                                                                           3.41%(b)                3.41%(b)
  Ratios to Average Net Assets
     Expenses, including waiver and expense reductions                                       .00%(b)                 .00%(b)
     Expenses, excluding waiver and expense reductions                                       .16%(b)                 .16%(b)
     Net investment income                                                                  1.67%(b)(f)             1.67%(b)(f)



See Notes to Financial Statements.                                                                              13

  CORE FIXED INCOME SERIES



                                                                                         Year Ended 11/30,             12/10/1997(e)
                                                                                  ------------------------------            to
                                                                                   2000                    1999        11/30/1998

  Per Share Operating Performance (Class Y Shares)
  Net asset value, beginning of period                                             $10.54                  $10.97        $10.00
                                                                                   ======                  ======        ======

  Investment operations
    Net investment income                                                             .71(d)(f)               .69           .62
    Net realized and unrealized gain (loss) on investments and futures contracts      .29(f)                 (.59)          .35
                                                                                   ------                  ------        ------

     Total from investment operations                                                1.00                     .10           .97
                                                                                   ------                  ------        ------


  Distributions to shareholders from:
    Net investment income                                                            (.64)                   (.41)            -
    Net realized gain                                                                   -                    (.12)            -
                                                                                   ------                  ------        ------
     Total distributions                                                             (.64)                   (.53)            -
                                                                                   ------                  ------        ------
  Net asset value, end of period                                                   $10.90                  $10.54        $10.97
                                                                                   ======                  ======        ======

  Total Return(a)                                                                   10.06%                   1.08%         9.70%(b)
  Ratios to Average Net Assets
    Expenses, including waiver and expense reductions                                 .00%                    .00%          .00%(b)
    Expenses, excluding waiver and expense reductions                                 .67%                    .63%          .75%(b)
    Net investment income                                                            6.88%(f)                6.62%         5.98%(b)



                                                                                          Year Ended 11/30,            12/10/1997(e)
                                                                                  ------------------------------            to
  Supplemental Data for All Classes:                                                 2000                    1999      11/30/1998
====================================================================================================================================
    Net assets, end of period (000)                                                $9,374                  $8,713        $4,694
    Portfolio turnover rate                                                        595.00%                 412.77%       411.03%
====================================================================================================================================
  (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
  (b) Not annualized.
  (c) Commencement of offering of class shares.
  (d) Calculated using average shares outstanding during the period.
  (e) Commencement of investment operations.
  (f) Includes impact of amortization of premium. See Note 2.
      The effect of the change on the per share data and ratio of net  investment income to average net assets is as follows:




                                                                     Class A       Class B     Class C      Class P     Class Y
                                                                     ----------------------------------------------------------
  Net investment income per share                                          -             -           -            -       $(.01)
  Net realized and unrealized gain on investments per share                -             -           -            -         .01
  Net investment income to average net assets                           (.04)%        (.04)%      (.04)%       (.04)%      (.08)%




14              See Notes to Financial Statements.

  Financial Highlights

  STRATEGIC CORE FIXED INCOME SERIES

                                                                                       Class A Shares             Class B Shares
                                                                                       --------------             --------------

                                                                                        8/31/2000(c)              8/31/2000(c)
                                                                                             to                        to
                                                                                         11/30/2000               11/30/2000

  Per Share Operating Performance:
  Net asset value, beginning of period                                                    $10.12                  $10.12
                                                                                          ======                  ======

  Investment operations
     Net investment income                                                                   .17(d)(f)               .17(d)(f)
     Net realized and unrealized gain on investments and futures contracts                   .14(f)                  .15(f)
                                                                                          ------                  ------

       Total from investment operations                                                      .31                     .32
                                                                                          ------                  ------

  Net asset value, end of period                                                          $10.43                  $10.44
                                                                                          ======                  ======

  Total Return(a)                                                                           3.06%(b)                3.16%(b)
  Ratios to Average Net Assets
     Expenses, including waiver and expense reductions                                       .00%(b)                 .00%(b)
     Expenses, excluding waiver and expense reductions                                       .42%(b)                 .42%(b)
     Net investment income                                                                  1.68%(b)(f)             1.68%(b)(f)



                                                                                        Class C Shares             Class P Shares
                                                                                        --------------             --------------

                                                                                          8/31/2000(c)             8/31/2000(c)
                                                                                              to                       to
                                                                                         11/30/2000                11/30/2000
  Per Share Operating Performance:
  Net asset value, beginning of period                                                    $10.12                  $10.12
                                                                                          ======                  ======

  Investment operations
     Net investment income                                                                   .17(d)(f)               .17(d)(f)
     Net realized and unrealized gain on investments and futures contracts                   .15(f)                  .14(f)
                                                                                          ------                  ------
       Total from investment operations                                                      .32                     .31
                                                                                          ------                  ------

  Net asset value, end of period                                                          $10.44                  $10.43
                                                                                          ======                  ======

  Total Return(a)                                                                           3.16%(b)                3.06%(b)
  Ratios to Average Net Assets
     Expenses, including waiver and expense reductions                                       .00%(b)                 .00%(b)
     Expenses, excluding waiver and expense reductions                                       .42%(b)                 .42%(b)
     Net investment income                                                                  1.68%(b)(f)             1.68%(b)(f)


                See Notes to Financial Statements.                                                              15

  STRATEGIC CORE FIXED INCOME SERIES

                                                                                                                   12/14/1998(e)
                                                                                              Year Ended                  to
                                                                                              11/30/2000              11/30/1999
  Per Share Operating Performance (Class YShares)
  Net asset value, beginning of period                                                            $10.13                  $10.00
                                                                                                  ======                  ======

  Investment operations
    Net investment income                                                                            .69(d)(f)               .62
    Net realized and unrealized gain (loss) on investments and futures contracts                     .27(f)                 (.49)
                                                                                                  ------                  ------
     Total from investment operations                                                                .96                     .13
                                                                                                  ------                  ------


  Distributions to shareholders from net investment income                                          (.66)                      -
                                                                                                  ------                  ------
  Net asset value, end of period                                                                  $10.43                  $10.13
                                                                                                  ======                  ======

  Total Return(a)                                                                                  10.14%                   1.30%(b)
  Ratios to Average Net Assets
    Expenses, including waiver and expense reductions                                                .00%                    .00%(b)
    Expenses, excluding waiver and expense reductions                                               1.20%                    .89%(b)
    Net investment income                                                                           6.96%(f)                6.23%(b)


                                                                                                                       12/14/1998(e)
                                                                                              Year Ended                    to
  Supplemental Data for All Classes:                                                          11/30/2000                11/30/1999
====================================================================================================================================
      Net assets, end of period (000)                                                             $2,395                  $2,103
      Portfolio turnover rate                                                                     562.50%                 415.82%
====================================================================================================================================
  (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
  (b) Not annualized.
  (c) Commencement of offering of class shares.
  (d) Calculated using average shares outstanding during the period.
  (e) Commencement of investment operations.
  (f) Includes impact of amortization of premium. See Note 2.

     The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                                                  Class A        Class B        Class C       Class P       Class Y
                                                                  ------------------------------------------------------------------
  Net investment income per share                                   $(.01)         $(.01)       $(.01)        $(.01)        $(.01)
  Net realized and unrealized gain on investments per share           .01            .01          .01           .01           .01
  Net investment income to average net assets                        (.07)%         (.06)%       (.06)%        (.06)%        (.12)%


16              See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on August 16, 1993. The Trust currently consists of six portfolios ("Series"). This report covers the following two Series: Lord Abbett Core Fixed Income Series ("Core Fixed Income Series") and Lord Abbett Strategic Core Fixed Income Series ("Strategic Core Fixed Income Series"). Each Series is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and ask prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and ask prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income - Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized  gains and  losses on sales of  portfolio  securities  are
     calculated using  the   identified-cost   method.   Dividend   income  and
     distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes - It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses - Expenses incurred by the Trust that do not specifically relate to an individual Series are allocated to each Series on a pro rata basis.

(e) Change in accounting principle - Effective December 1, 1999, the Trust has elected to adopt the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, related to amortization of premiums and discounts on debt securities. For the fiscal year ended November 30, 2000, Core Fixed Income Series and Strategic Core Fixed Income Series amortized premiums and discounts on debt securities using the effective interest method. The effect of this accounting change had no impact on the net assets of each Series, but resulted in a decrease to net investment income and a corresponding increase to net realized and unrealized gains and losses. Prior to this fiscal year, each Series did not amortize premiums on debt securities. Based on securities held as of December 1, 1999, the cumulative effect of this accounting change had no impact on the net assets of each Series, but resulted in a decrease to undistributed net investment income and a corresponding increase to net unrealized gains and losses. The amounts recorded as a result of the change in accounting principle are as follows:


                                         Year Ended 11/30/00    Cumulative through 12/1/99
-------------------------------------------------------------------------------------------
Core Fixed Income Series                              $7,401                       $34,907
Strategic Core Fixed Income Series                     2,789                         5,956

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting principle.

(f) Futures Contracts - Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. For the year ended November 30, 2000, Lord Abbett voluntarily waived its fees for Core Fixed Income Series and Strategic Core Fixed Income Series.


                                                 Management Fee         Waiver
--------------------------------------------------------------------------------
Core Fixed Income Series                                  .50%            .50%
Strategic Core Fixed Income Series                        .50%            .50%

A portion of the outstanding capital shares of Core Fixed Income Series and all of the outstanding capital shares of Strategic Core Fixed Income Series are held by Lord Abbett and partners and employees of Lord Abbett.

Certain of the Series' officers and directors have an interest in Lord Abbett.

4. DISTRIBUTIONS

Distributions from net investment income and net realized gain from investment transactions if any, are declared and paid annually for Core Fixed Income Series and Strategic Core Fixed Income Series. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, are distributed to Shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

Distributions declared on December 19, 2000, and paid on December 21, 2000 to shareholders of record as of December 20, 2000 were as follows:

                                           Rate Per Share   Aggregate Amount
--------------------------------------------------------------------------------
Core Fixed Income Series
  Net Investment Income-Class A                  $0.7527            $194,153
  Net Investment Income-Class B                   0.7527                  80
  Net Investment Income-Class C                   0.7527                  80
  Net Investment Income-Class P                   0.7527                  80
  Net Investment Income-Class Y                   0.7527             452,607
Strategic Core Fixed Income Series
  Net Investment Income-Class A                   0.7209              11,110
  Net Investment Income-Class B                   0.7209                  80
  Net Investment Income-Class C                   0.7209                  80
  Net Investment Income-Class P                   0.7209                  80
  Net Investment Income-Class Y                   0.7209             154,250

At November 30, 2000, the capital loss carryforwards along with the related expiration dates are as follows:

                                              2007          2008         Total
--------------------------------------------------------------------------------
Core Fixed Income Series                  $201,653       $44,688      $246,341
Strategic Core Fixed Income Series          57,552         2,281        59,833

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than shortterm investments) are as follows:

                                                         Year Ended November 30, 2000
-------------------------------------------------------------------------------------
                                        Purchases                               Sales
-------------------------------------------------------------------------------------
Core Fixed Income Series              $68,047,595                         $68,200,418
Strategic Core Fixed Income Series     16,006,578                          15,783,555

As of November 30, 2000 the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes are as follows:

                                                                         Gross               Gross                    Net
                                                                    Unrealized           Unrealized            Unrealized
                                                  Tax Cost        Appreciation         Depreciation          Appreciation
-------------------------------------------------------------------------------------------------------------------------
Core Fixed Income Series                       $11,574,993            $149,720            $(29,692)              $120,028
Strategic Core Fixed Income Series               2,982,525              36,868             (19,696)                17,172

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as cumulative amortization of premiums.

A summary of futures contracts at November 30, 2000 is as follows:


                                                                                                                        Unrealized
Fund                             Type of Futures       Expiration     Contracts     Position      Market Value        Depreciation
----------------------------------------------------------------------------------------------------------------------------------
Core Fixed Income Series       U.S.  5 Year Note       March 2001             4        Short          $408,438        $ (4,801)
                               U.S. 10 Year Note       March 2001             1        Short           103,031          (2,755)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(7,556)
----------------------------------------------------------------------------------------------------------------------------------

Strategic Core
Fixed Income Series            U.S.  5 Year Note       March 2001             1        Short           102,109        $ (1,200)


6. CERTAIN RECLASSIFICATIONS

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. Permanent items identified during the year ended November 30, 2000, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                                 Accumulated Net
                                                                 Realized Losses
                                      Undistributed               on Investments
                                      Net Investment                 and Futures
                                              Income                   Contracts
                                            Increase                    Decrease
--------------------------------------------------------------------------------
Core Fixed Income Series                      $4,778                    $(4,778)
Strategic Core Fixed Income Series             1,045                     (1,045)

7. TRUSTEES'REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.

8.  SUMMARY OF CAPITAL TRANSACTIONS


CORE FIXED INCOME SERIES
-----------------------------------------------------------------------------
                                              Period Ended November 30, 2000*
Class A Shares                                    Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      257,946        $  2,723,904
Shares reacquired                                     (1)                 (9)
-----------------------------------------------------------------------------
Increase                                         257,945        $  2,723,895
-----------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------
Shares sold                                      106.447       $       1,125
-----------------------------------------------------------------------------
Increase                                         106.447       $       1,125
-----------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------
Shares sold                                      106.447       $       1,125
-----------------------------------------------------------------------------
Increase                                         106.447       $       1,125
-----------------------------------------------------------------------------
Class P Shares
-----------------------------------------------------------------------------
Shares sold                                      106.447       $       1,125
-----------------------------------------------------------------------------
Increase                                         106.447       $       1,125
-----------------------------------------------------------------------------
                                                Year Ended November 30, 2000          Year Ended November 30, 1999
Class Y Shares                                    Shares              Amount            Shares              Amount
-----------------------------------------------------------------------------  -----------------------------------
Shares sold                                       14,895        $    149,997           383,951          $4,142,607
Reinvestment of distributions                     53,897             530,891            34,511             358,572
Shares reacquired                               (293,771)         (3,076,780)          (20,026)           (209,009)
-----------------------------------------------------------------------------  -----------------------------------
Increase (decrease)                             (224,979)        $(2,395,892)          398,436          $4,292,170
-----------------------------------------------------------------------------  -----------------------------------


STRATEGIC CORE FIXED INCOME SERIES
-----------------------------------------------------------------------------
                                              Period Ended November 30, 2000*
Class A Shares                                    Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                       15,412        $    156,337
-----------------------------------------------------------------------------
Increase                                          15,412        $    156,337
-----------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------
Shares sold                                      110.972         $     1,125
-----------------------------------------------------------------------------
Increase                                         110.972         $     1,125
-----------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------
Shares sold                                      110.972         $     1,125
-----------------------------------------------------------------------------
Increase                                         110.972         $     1,125
-----------------------------------------------------------------------------
Class P Shares
-----------------------------------------------------------------------------
Shares sold                                      110.972         $     1,125
-----------------------------------------------------------------------------
Increase                                         110.972         $     1,125
-----------------------------------------------------------------------------


                                                Year Ended November 30, 2000         Period Ended November 30, 1999**
Class Y Shares                                    Shares              Amount            Shares              Amount
-----------------------------------------------------------------------------  -----------------------------------
Shares sold                                            -                   -           207,508          $2,075,129
Reinvestment of distributions                     14,466       $     136,416                 -                   -
Shares reacquired                                 (8,018)            (81,217)                -                   -
-----------------------------------------------------------------------------  -----------------------------------
Increase                                           6,448     $        55,199           207,508          $2,075,129
-----------------------------------------------------------------------------  -----------------------------------

*For the period August 31, 2000 to November 30, 2000. **For the period December 14, 1998 to November 30, 1999.

9.  EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's custody expense.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Core Fixed Income Series and Strategic Core Fixed Income Series (collectively, the "Series") of Lord Abbett Investment Trust (the "Trust") as of November 30, 2000, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Core Fixed Income Series and Strategic Core Fixed Income Series of Lord Abbett Investment Trust as of November 30, 2000, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche
New York, New York
January 23, 2001


                                                              [LACORE-Y-2-101]